Taxes on Income (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets and liabilities [Abstract]
Net operating loss carryforwards	$ 5,481	$ 5,557
Allowances, reserves and intangible assets	7,779	6,228
Deferred tax assets before valuation allowance	13,260	11,785
Less - valuation allowance	(5,169)	(5,388)
Deferred tax assets, net	8,091	6,397
Deferred tax assets	8,091	6,397
Deferred tax liabilities	(18,112)	(17,639)
Net deferred tax liabilities	$ (10,021)	$ (11,242)